Cash and cash equivalents - Disclosure of cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	€ 9,408	€ 8,981
Money market securities measured at FVTPL	19,127	17,691
Other cash equivalents	5,565	16,997
Total Cash and cash equivalents	€ 34,100	€ 43,669